Document and Entity Information	0 Months Ended
Jan. 26, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 26, 2015
Registrant Name	CAPITAL WORLD BOND FUND
Central Index Key	0000812303
Amendment Flag	false
Document Creation Date	Jan. 23, 2015
Document Effective Date	Jan. 26, 2015
Prospectus Date	Dec. 01, 2014
CAPITAL WORLD BOND FUND® | Class A
Risk/Return:
Trading Symbol	CWBFX
CAPITAL WORLD BOND FUND® | Class R-1
Risk/Return:
Trading Symbol	RCWAX
CAPITAL WORLD BOND FUND® | Class R-2
Risk/Return:
Trading Symbol	RCWBX
CAPITAL WORLD BOND FUND® | Class R-3
Risk/Return:
Trading Symbol	RCWCX
CAPITAL WORLD BOND FUND® | Class R-4
Risk/Return:
Trading Symbol	RCWEX
CAPITAL WORLD BOND FUND® | Class R-5
Risk/Return:
Trading Symbol	RCWFX
CAPITAL WORLD BOND FUND® | Class B
Risk/Return:
Trading Symbol	WBFBX
CAPITAL WORLD BOND FUND® | Class C
Risk/Return:
Trading Symbol	CWBCX
CAPITAL WORLD BOND FUND® | Class F-1
Risk/Return:
Trading Symbol	WBFFX
CAPITAL WORLD BOND FUND® | Class 529-A
Risk/Return:
Trading Symbol	CCWAX
CAPITAL WORLD BOND FUND® | Class 529-B
Risk/Return:
Trading Symbol	CCWBX
CAPITAL WORLD BOND FUND® | Class 529-C
Risk/Return:
Trading Symbol	CCWCX
CAPITAL WORLD BOND FUND® | Class 529-E
Risk/Return:
Trading Symbol	CCWEX
CAPITAL WORLD BOND FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CCWFX
CAPITAL WORLD BOND FUND® | Class F-2
Risk/Return:
Trading Symbol	BFWFX
CAPITAL WORLD BOND FUND® | Class R-6
Risk/Return:
Trading Symbol	RCWGX
CAPITAL WORLD BOND FUND® | Class R-2E
Risk/Return:
Trading Symbol	RCEBX